Customers and Other Financing and Non-Financing Accounts Receivable - Summary of Other Accounts Receivable (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2022 USD ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)
Financial assets:
Sundry debtors		$ 40,074,758	$ 37,034,460
Employees and officers		4,965,645	3,752,693
Total financial assets		45,040,403	40,787,153
Non-financial assets:
Taxes to be recovered and prepaid taxes		44,597,094	80,581,955
Special Tax on Production and Services		75,213,134	53,176,800
Other accounts receivable		2,911,791	2,591,360
Total non-financial assets:	$ 6,321,218	$ 122,722,019	$ 136,350,115